As filed with the Securities and Exchange Commission on April 30, 2007

1933 Act File No.  2-90805

1940 Act File No. 811-4009

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-3

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34

UNDER

THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 34

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact Name of Registrant)

Sun Life Assurance Company of Canada (U.S.)

(Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02181  (617) 237-6030

(Address of Insurance Company’s Principal Executive Offices)

Susan S. Newton, Massachusetts Financial Services Company,
500 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on April 30, 2007 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on (date) pursuant to paragraph (a)(i)

☐ 75 days after filing pursuant to paragraph (a)(ii)

☐ on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 39, filed with the SEC via EDGAR on April 30, 2007:

Cross-Reference Pages

Compass 2 Prospectus dated May 1, 2007

Compass 2 and 3 Statement of Additional Information dated May 1, 2007

Part C

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of April, 2007.

MONEY MARKET VARIABLE ACCOUNT
HIGH YIELD VARIABLE ACCOUNT
CAPITAL APPRECIATION VARIABLE ACCOUNT
GOVERNMENT SECURITIES VARIABLE ACCOUNT
GLOBAL GOVERNMENTS VARIABLE ACCOUNT
TOTAL RETURN VARIABLE ACCOUNT

(Registrants)

By:	MARIA F. DWYER*
Name:	Maria F. Dwyer
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ROBERT C. SALIPANTE**
Robert C. Salipante
President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants indicated on April 30, 2007.

SIGNATURE	TITLE

J. KERMIT BIRCHFIELD*	Chairman
J. Kermit Birchfield

MARIA F. DWYER*	President (Principal Executive Officer)
Maria F. Dwyer

TRACY A. ATKINSON*	Principal Financial Officer and Principal Accounting Officer
Tracy A. Atkinson

ROBERT C. BISHOP*	Member of the Boards of Managers
Robert C. Bishop

FREDERICK H. DULLES*	Member of the Boards of Managers
Frederick H. Dulles

DAVID D. HORN*	Member of the Boards of Managers
David D. Horn

MARCIA A. KEAN*	Member of the Boards of Managers
Marcia A. Kean

RONALD G. STEINHART*	Member of the Boards of Managers
Ronald G. Steinhart

HAVILAND WRIGHT*	Member of the Boards of Managers
Haviland Wright

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton
as Attorney-in-fact

Executed By Susan S. Newton on behalf of those indicated pursuant to (i) a Power of Attorney, dated September 1, 2005; filed herewith (Atkinson); (ii) a Power of Attorney, dated November 1, 2005; filed herewith (Dwyer); and (iii) a Power of Attorney, dated May 24, 2006; filed herewith (Trustees).

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE	TITLE

ROBERT C. SALIPANTE**	President and Director (Principal Executive Officer)
Robert C. Salipante

RONALD H. FRIESEN**	Director & Senior Vice President and Chief Financial Officer and
Ronald H. Friesen	Treasurer (Principal Financial and Accounting Officer)

MICHAEL K. MORAN**	Vice President and Chief Accounting Officer and Controller (Chief
Michael K. Moran	Accounting Officer)

SANDRA M. DADALT**	Attorney-in-Fact for:
Sandra M. DaDalt	Robert C. Salipante, President and Director
(Principal Executive Officer)

Ronald H. Friesen, Director & Senior Vice President and Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

Michael K. Moran, Vice President and Chief Accounting Officer and Controller (Chief Accounting Officer)

Thomas A. Bogart, Director
Scott M. Davis, Director
Mary M. Fay, Director
Richard P. McKenney, Director
Donald A. Stewart, Director

**Sandra M. DaDalt has signed this document on the date indicated on behalf of the above pursuant to powers of attorney duly executed by such persons and filed herewith.

POWER OF ATTORNEY

Capital Appreciation Variable Account
Global Governments Variable Account
Government Securities Variable Account
High Yield Variable Account
Money Market Variable Account
Total Return Variable Account

The undersigned officer of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account and Total Return Variable Account (each, the “Registrant”), hereby severally constitute and appoint Christopher R. Bohane, Jeffrey N. Carp, Maria F. Dwyer, Brian T. Hourihan, Susan S. Newton and C. James Prieur, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set her hand on this 1st day of September, 2005.

Signatures	Title(s)

TRACY A. ATKINSON	Principal Financial and Accounting
Tracy A. Atkinson	Officer

POWER OF ATTORNEY

Capital Appreciation Variable Account
Global Governments Variable Account
Government Securities Variable Account
High Yield Variable Account
Money Market Variable Account
Total Return Variable Account

The undersigned officer of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account and Total Return Variable Account (each, the “Registrant”), hereby severally constitute and appoint Jeffrey N. Carp, Susan S. Newton, Christopher R. Bohane and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set her hand on this 1st day of November, 2005.

Signatures	Title(s)

President (Principal Executive Officer)
Maria F. Dwyer

POWER OF ATTORNEY

Capital Appreciation Variable Account
Global Governments Variable Account
Government Securities Variable Account
High Yield Variable Account
Money Market Variable Account
Total Return Variable Account

The undersigned, Managers and officers of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account and Total Return Variable Account (each, the “Registrant”), hereby severally constitute and appoint Tracy A. Atkinson, Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Ellen M. Moynihan, Susan S. Newton, Susan A. Pereira, and James O. Yost, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and / or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 24th day of May, 2006.

Signatures	Title(s)

Trustee
J. Kermit Birchfield

Trustee
Robert C. Bishop

Trustee
Frederick H. Dulles

Trustee
David D. Horn

Trustee
Marcia A. Kean

Trustee
C. James Prieur

Trustee
Ronald G. Steinhart

Trustee
Haviland Wright

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Thomas A. Bogart, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-90805) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

Thomas A. Bogart

Dated: April 6, 2007

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Scott M. Davis, hereby constitute and appoint Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-90805) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

Scott M. Davis

Dated: April 6, 2007

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Mary M. Fay, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-90805) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

Mary M. Fay

Dated: April 6, 2007

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Ronald H. Friesen, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-90805) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

Ronald H. Friesen

Dated: April 6, 2007

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Richard P. McKenney, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-90805) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

Richard P. McKenney

Dated: April 6, 2007

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Michael K. Moran, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-90805) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

Michael K. Moran

Dated: April 6, 2007

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Robert C. Salipante, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-90805) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

Robert C. Salipante

Dated: April 6, 2007

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Donald A. Stewart, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-90805) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

Donald A. Stewart

Dated: April 6, 2007